Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Summary of Operating Segments

As at and for the year ended December 31, 2021	Turkey	Canada	Greece	Romania	Brazil*	Other	Total

Earnings and loss information
Revenue	$486,069	$273,358	$181,487	$—	$—	$—	$940,914
Production costs	189,841	98,987	160,920	—	—	—	449,748
Depreciation and amortization	91,728	60,622	48,608	—	—	—	200,958
Earnings (loss) from mine operations	$204,500	$113,749	$(28,041)	$—	$—	$—	$290,208

Other significant items of income and expense
Impairment (Note 13)	$—	$—	$13,926	$—	$—	$—	$13,926
Write-down (reversal) of assets	3,442	(2)	5,666	—	—	—	9,106
Exploration and evaluation expenses	4,384	7,885	573	3,528	—	1,944	18,314
Income tax expense	93,144	36,622	8,307	1,897	—	—	139,970
Loss from discontinued operations, net of tax attributable to shareholders of the Company	—	—	—	—	146,802	—	146,802

Capital expenditure information
Additions to property, plant and equipment during the year (**)	$136,587	$89,402	$59,965	$—	$—	$6,815	$292,769

Information about assets and liabilities
Property, plant and equipment	$841,000	$704,663	$2,018,440	$423,503	$—	$15,605	$4,003,211
Goodwill	—	92,591	—	—	—	—	92,591
	$841,000	$797,254	$2,018,440	$423,503	$—	$15,605	$4,095,802

Debt, including current portion	$—	$—	$—	$—	$—	$489,763	$489,763

* Discontinued (Note 7)
** Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.

As at and for the year ended December 31, 2020	Turkey	Canada	Greece	Romania	Brazil*	Other	Total

Earnings and loss information
Revenue	$588,188	$257,267	$181,230	$—	$—	$—	$1,026,685
Production costs	201,895	78,309	164,979	—	—	—	445,183
Depreciation and amortization	96,469	70,335	51,280	—	—	—	218,084
Earnings (loss) from mine operations	$289,824	$108,623	$(35,029)	$—	$—	$—	$363,418

Other significant items of income and expense
Write-down (reversal) of assets	$209	$—	$40,030	$(1,579)	$—	$—	$38,660
Exploration and evaluation expenses	2,192	2,978	592	4,987	—	1,744	12,493
Income tax expense (recovery)	68,793	28,412	(8,763)	(6,081)	—	—	82,361
Loss from discontinued operations, net of tax attributable to shareholders of the Company	—	—	—	—	6,352	—	6,352

Capital expenditure information
Additions to property, plant and equipment during the year (**)	$88,894	$59,832	$42,638	$6	$—	$7,054	$198,424

Information about assets and liabilities
Property, plant and equipment	$789,186	$596,081	$2,027,612	$414,118	$205,432	$9,770	$4,042,199
Goodwill	—	92,591	—	—	—	—	92,591
	$789,186	$688,672	$2,027,612	$414,118	$205,432	$9,770	$4,134,790

Debt, including current portion	$—	$—	$—	$—	$—	$501,132	$501,132

* Discontinued (Note 7)
** Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.